Filed pursuant to Rule 497(e)
Registration Nos. 033-12213; 811-05037
Muzinich Low Duration Fund (the “Fund”),
a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated April 30, 2025 to the Statutory Prospectus and Statement of Additional Information dated April 30, 2025
Until further notice, Institutional Shares of the Muzinich Low Duration Fund are not available.

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Please retain this supplement with your Prospectus and Statement of Additional Information.